SUMMARY OF EXPLORATION AND EVALUATION ASSETS (Details) - Exploration and Evaluation Assets Arising from Exploration [Member]	3 Months Ended
Mar. 31, 2023 CAD ($)
IfrsStatementLineItems [Line Items]
Beginning balance	$ 31,823,982
Site operations & administration	270,499
Care & Maintenance	613,132
Geology	682,839
Drilling	1,869,629
Geophysics	466,666
Engineering	878,139
Environmental, Social and Governance	13,314
Metallurgy & MP	148,229
Technical studies	6,365
Health and safety	96,099
Impact of foreign currency translation	(536,482)
Ending balance	36,332,411
Selebi [Member] | BW [Member]
IfrsStatementLineItems [Line Items]
Beginning balance	31,146,672
Site operations & administration	252,724
Care & Maintenance	613,132
Geology	658,622
Drilling	1,869,629
Geophysics	455,742
Engineering	878,139
Environmental, Social and Governance	13,314
Metallurgy & MP
Technical studies	6,215
Health and safety	96,099
Impact of foreign currency translation	(525,064)
Ending balance	35,465,224
Selkirk [Member] | BW [Member]
IfrsStatementLineItems [Line Items]
Beginning balance	677,310
Site operations & administration	17,775
Care & Maintenance
Geology	24,217
Drilling
Geophysics	10,924
Engineering
Environmental, Social and Governance
Metallurgy & MP	148,229
Technical studies	150
Health and safety
Impact of foreign currency translation	(11,418)
Ending balance	$ 867,187